Debt and Equity Securities - Maturity of Amortized Cost and Estimated Market Value of Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Held To Maturity And Available For Sale Securities [Line Items]
Held-to-maturity, Due in one year or less, Amortized Cost	$ 660
Held-to-maturity, Due after one year through five years, Amortized Cost	8,322
Held-to-maturity, Due after five years through ten years, Amortized Cost	5,386
Held-to-maturity, Due after ten years, Amortized Cost	3,806
Held-to-maturity, Gross Amortized Cost	26,823	15,508
Held-to-maturity, Mortgage-backed securities, Amortized Cost	8,649
Held-to-maturity, Amortized Cost	26,823	15,508
Held-to-maturity, Due in one year or less, Estimated Market Value	664
Held-to-maturity, Due after one year through five years, Estimated Market Value	8,599
Held-to-maturity, Due after five years through ten years, Estimated Market Value	5,418
Held-to-maturity, Due after ten years, Estimated Market Value	3,678
Held-to-maturity, Mortgage-backed securities, Estimated Market Value	8,202
Held-to-maturity, Estimated Market Value	26,561	16,317
Available-for-sale securities, Due in one year or less, Amortized Cost	4,091
Available-for-sale securities, Due after one year through five years, Amortized Cost	45,989
Available-for-sale securities, Due after five years through ten years, Amortized Cost	99,183
Available-for-sale securities, Due after ten years, Amortized Cost	6,415
Available-for-sale securities, Gross Amortized Cost	155,678
Available-for-sale securities, Mortgage-backed securities, Amortized Cost	180,657
Available-for-sale securities, Amortized Cost	336,335	313,111
Available-for-sale securities, Due in one year or less, Estimated Market Value	4,102
Available-for-sale securities, Due after one year through five years, Estimated Market Value	45,304
Available-for-sale securities, Due after five years through ten years, Estimated Market Value	94,162
Available-for-sale securities, Due after ten years, Estimated Market Value	5,891
Available-for-sale securities, Gross Estimated Market Value	149,459
Available-for-sale securities, Mortgage-backed securities, Estimated Market Value	179,914
Available-for-sale securities, Estimated Market Value	329,373	317,278
Obligations of States and Political Subdivisions [Member]
Schedule Of Held To Maturity And Available For Sale Securities [Line Items]
Held-to-maturity, Gross Amortized Cost	18,174
Held-to-maturity, Amortized Cost	18,174	12,590
Held-to-maturity, Gross Estimated Market Value	18,359
Held-to-maturity, Estimated Market Value	18,359	13,277
Available-for-sale securities, Amortized Cost	13,711	13,214
Available-for-sale securities, Estimated Market Value	$ 13,373	$ 13,452